Share capital - Summary of share option transactions (Detail) options in Thousands	12 Months Ended
	Dec. 31, 2021 options $ / shares	Dec. 31, 2020 options $ / shares	Dec. 31, 2019 options $ / shares
Statement [Line Items]
Number Of Outstanding	9,400
Share option [Member]
Statement [Line Items]
Number Of Outstanding	10,550	9,945	8,710
Number Outstanding Granted	1,220	1,905	2,290
Number Outstanding Exercised	(1,595)	(782)	(663)
Number Outstanding Cancelled	(775)	(358)	(347)
Number Outstanding Forfeited/expired		(160)	(45)
Number Of Outstanding	9,400	10,550	9,945
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.46	$ 0.43	$ 0.42
Weighted Average Exercise Price Granted | $ / shares	0.77	0.51	0.37
Weighted Average Exercise Price Exercised | $ / shares	0.36	0.29	0.20
Weighted Average Exercise Price Cancelled | $ / shares	0.36	0.29	0.22
Weighted Average Exercise Price Forfeited/expired | $ / shares		0.31	0.54
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.52	$ 0.46	$ 0.43